Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 3.5%
Charter Hall Group	8,964	85,236
Charter Hall Retail REIT	27,789	85,398
Cromwell Property Group	116,431	65,897
Dexus	50,886	382,268
Goodman Group	37,002	544,310
Mirvac Group	337,334	546,391
REA Group Ltd.	857	68,862
Scentre Group	540,776	1,111,921
Shopping Centres Australasia Property Group	49,999	106,405
Stockland	265,776	761,701
The GPT Group	92,898	320,179
Vicinity Centres	385,154	521,244
Waypoint REIT Ltd.	7,847	14,066
		4,613,878

Austria 0.2%
CA Immobilien Anlagen AG	2,441	81,472
IMMOFINANZ AG *	2,830	61,857
S IMMO AG	3,288	81,541
		224,870

Belgium 0.3%
Aedifica S.A.	152	17,625
Befimmo S.A.	2,304	116,304
Cofinimmo S.A.	1,181	154,265
Warehouses De Pauw CVA	2,252	82,988
		371,182

Brazil 0.3%
BR Malls Participacoes S.A.	85,222	151,524
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	40,689	116,865
Multiplan Empreendimentos Imobiliarios S.A.	18,500	93,774
		362,163

Canada 2.7%
Allied Properties Real Estate Investment Trust	5,829	178,716
Altus Group Ltd.	1,717	64,059
Artis Real Estate Investment Trust	18,987	197,698
Boardwalk Real Estate Investment Trust	3,311	131,304
Canadian Apartment Properties REIT	6,583	257,626
Chartwell Retirement Residences	17,757	174,222
Choice Properties Real Estate Investment Trust	12,176	145,167
SECURITY	NUMBER OF SHARES	VALUE ($)
Colliers International Group, Inc.	1,125	136,911
Crombie Real Estate Investment Trust	6,736	92,345
Dream Industrial Real Estate Investment Trust	1,391	15,627
Dream Office Real Estate Investment Trust	8,121	149,470
First Capital Real Estate Investment Trust	20,513	252,834
FirstService Corp.	714	91,431
Granite Real Estate Investment Trust	1,492	107,449
H&R Real Estate Investment Trust	39,475	437,553
Killam Apartment Real Estate Investment Trust	5,181	78,646
NorthWest Healthcare Properties Real Estate Investment Trust	10,044	104,899
RioCan Real Estate Investment Trust	30,380	546,424
SmartCentres Real Estate Investment Trust	10,181	236,807
Tricon Residential, Inc.	5,995	74,318
		3,473,506

China 10.9%
Agile Group Holdings Ltd.	721,000	305,682
C&D International Investment Group Ltd.	9,000	19,361
China Aoyuan Group Ltd. (a)	729,127	109,640
China Evergrande Group (a)	4,094,000	791,963
China Jinmao Holdings Group Ltd.	1,573,000	425,069
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	78,600	146,828
China Overseas Grand Oceans Group Ltd.	224,000	114,089
China Overseas Land & Investment Ltd.	872,500	2,531,903
China Resources Land Ltd.	396,000	1,762,484
China SCE Group Holdings Ltd.	622,000	91,893
China South City Holdings Ltd.	1,318,000	110,693
China Vanke Co., Ltd., A Shares	128,100	341,321
China Vanke Co., Ltd., H Shares	365,200	806,934
CIFI Holdings Group Co., Ltd.	511,000	221,633
Country Garden Holdings Co., Ltd.	1,818,000	1,136,721
Country Garden Services Holdings Co., Ltd.	12,400	49,032
Evergrande Property Services Group Ltd. *(a)	51,000	13,752
Fantasia Holdings Group Co., Ltd. (a)	2,614,500	66,635
Gemdale Corp., A Shares	48,500	86,155
Gemdale Properties & Investment Corp., Ltd.	1,102,000	106,689
Greenland Holdings Corp., Ltd., A Shares	131,540	75,470
Greentown China Holdings Ltd.	135,500	234,601
Guangzhou R&F Properties Co., Ltd., H Shares	1,492,200	529,143
Hopson Development Holdings Ltd.	72,490	118,089
Jinmao Property Services Co., Ltd. *	22,341	13,409
Kaisa Group Holdings Ltd. (a)	1,271,000	136,054
KE Holdings, Inc., ADR *	1,071	14,351
KWG Group Holdings Ltd.	254,000	79,743
Logan Group Co., Ltd. (a)	280,000	84,027
Longfor Group Holdings Ltd.	171,500	853,419
Midea Real Estate Holding Ltd.	42,400	67,011

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Poly Developments and Holdings Group Co., Ltd., A Shares	122,300	283,392
Poly Property Group Co., Ltd	983,000	235,350
RiseSun Real Estate Development Co., Ltd., A Shares	27,800	12,835
Ronshine China Holdings Ltd.	324,500	86,392
Seazen Group Ltd.	450,000	190,650
Seazen Holdings Co., Ltd., A Shares	13,400	48,648
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	70,800	116,040
Shenzhen Investment Ltd.	915,563	196,897
Shimao Group Holdings Ltd. (a)	695,000	360,147
Shinsun Holdings Group Co., Ltd.	182,000	12,742
Sino-Ocean Group Holding Ltd.	1,757,000	311,072
Sunac China Holdings Ltd. (a)	617,000	331,302
Times China Holdings Ltd.	368,498	106,268
Yuexiu Property Co., Ltd.	291,000	316,036
Yuzhou Group Holdings Co., Ltd.	1,777,963	106,424
Zhenro Properties Group Ltd.	409,000	29,675
Zhongliang Holdings Group Co. Ltd.	185,000	47,858
		14,235,522

France 1.3%
Altarea S.C.A.	109	16,419
Carmila S.A.	915	14,359
Covivio	3,767	275,069
Gecina S.A.	2,395	281,775
ICADE	3,799	220,739
Klepierre S.A. *	21,828	498,276
Mercialys S.A.	11,505	114,405
Nexity S.A.	8,156	235,518
		1,656,560

Germany 1.6%
ADLER Group S.A.	2,117	10,478
Aroundtown S.A.	41,760	196,189
Deutsche Euroshop AG	5,593	132,778
Deutsche Wohnen SE	4,817	133,060
DIC Asset AG	908	12,509
Grand City Properties S.A.	6,972	124,120
LEG Immobilien SE	2,490	256,677
PATRIZIA AG	851	11,767
TAG Immobilien AG	7,850	142,249
Vonovia SE	28,611	1,091,327
		2,111,154

Hong Kong 8.2%
CK Asset Holdings Ltd.	325,750	2,123,958
Fortune Real Estate Investment Trust	101,000	90,442
Hang Lung Properties Ltd.	160,000	299,006
Henderson Land Development Co., Ltd.	114,866	486,726
Hongkong Land Holdings Ltd.	125,427	580,260
Hysan Development Co., Ltd.	52,500	155,884
Kerry Properties Ltd.	138,000	357,683
Link REIT	88,600	801,152
New World Development Co., Ltd.	312,460	1,189,097
Powerlong Real Estate Holdings Ltd.	368,000	98,854
Sino Land Co., Ltd.	350,583	496,320
Sun Hung Kai Properties Ltd.	189,000	2,310,726
Swire Properties Ltd.	84,600	206,846
The Wharf Holdings Ltd.	225,000	752,340
Wharf Real Estate Investment Co., Ltd.	146,200	705,504
		10,654,798

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 8.6%
Activia Properties, Inc.	10	31,836
Advance Residence Investment Corp.	32	89,611
Aeon Mall Co., Ltd.	20,600	248,704
AEON REIT Investment Corp.	25	29,905
Comforia Residential REIT, Inc.	6	15,777
Daito Trust Construction Co., Ltd.	14,470	1,278,051
Daiwa House REIT Investment Corp.	38	93,885
Daiwa Office Investment Corp.	3	16,190
Daiwa Securities Living Investments Corp.	21	19,245
Frontier Real Estate Investment Corp.	6	24,726
Fukuoka REIT Corp.	14	18,254
GLP J-REIT	60	77,226
Heiwa Real Estate Co., Ltd.	2,400	70,243
Hulic Co., Ltd.	30,000	244,790
Hulic REIT, Inc.	12	15,112
Industrial & Infrastructure Fund Investment Corp.	15	22,175
Invincible Investment Corp.	64	21,262
Japan Excellent, Inc.	23	23,024
Japan Hotel REIT Investment Corp.	56	28,979
Japan Logistics Fund, Inc.	8	20,123
Japan Metropolitan Fund Invest	222	187,938
Japan Prime Realty Investment Corp.	26	82,943
Japan Real Estate Investment Corp.	35	173,526
Kenedix Office Investment Corp.	6	30,837
Kenedix Residential Next Investment Corp.	10	16,633
Kenedix Retail REIT Corp.	7	15,108
Mitsubishi Estate Co., Ltd.	124,800	1,855,623
Mitsui Fudosan Co., Ltd.	113,100	2,473,083
Mori Hills Reit Investment Corp.	16	18,899
Mori Trust Sogo REIT, Inc.	14	15,657
Nippon Accommodations Fund, Inc.	5	26,017
Nippon Building Fund, Inc.	36	195,548
Nippon Kanzai Co., Ltd.	700	14,020
Nippon Prologis REIT, Inc.	31	82,727
NIPPON REIT Investment Corp.	6	17,721
Nomura Real Estate Holdings, Inc.	20,700	517,688
Nomura Real Estate Master Fund, Inc.	140	182,636
NTT UD REIT Investment Corp.	17	20,079
Open House Group Co., Ltd.	5,000	208,134
Orix JREIT, Inc.	79	114,229
Pressance Corp.	1,000	11,780
Relo Group, Inc.	7,400	121,633
SAMTY Co., Ltd.	3,700	57,322
Sekisui House REIT, Inc.	36	22,245
Starts Corp., Inc.	6,100	115,143
Sumitomo Realty & Development Co., Ltd.	39,800	1,072,989
Sun Frontier Fudousan Co., Ltd.	1,700	13,894
Takara Leben Co., Ltd.	29,900	76,786
Tokyo Tatemono Co., Ltd.	26,700	355,202
Tokyu Fudosan Holdings Corp.	129,400	667,632
Tokyu REIT, Inc.	11	16,399
United Urban Investment Corp.	115	128,381
		11,297,570

Mauritius 0.0%
Lighthouse Properties plc	14,174	6,886

Mexico 0.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	8,700	17,736
Fibra Uno Administracion S.A. de C.V.	352,000	371,665

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Macquarie Mexico Real Estate Management S.A. de C.V.	90,400	120,484
PLA Administradora Industrial S. de R.L de C.V.	76,300	114,176
		624,061

Netherlands 1.3%
Eurocommercial Properties N.V.	5,575	142,859
Unibail-Rodamco-Westfield *	20,396	1,429,171
Wereldhave N.V.	8,272	138,486
		1,710,516

Philippines 0.9%
AC Energy Corp.	84,210	11,472
Ayala Corp.	28,070	373,008
Ayala Land, Inc.	527,232	297,423
GT Capital Holdings, Inc.	20,950	200,607
Megaworld Corp.	430,000	22,631
Robinsons Land Corp.	220,300	81,505
SM Prime Holdings, Inc.	327,500	230,390
		1,217,036

Singapore 2.3%
Ascendas Real Estate Investment Trust	133,988	272,474
Ascott Residence Trust	147,500	124,708
CapitaLand China Trust	17,800	15,051
CapitaLand Integrated Commercial Trust	160,405	255,831
Capitaland Investment Ltd.	398,538	1,146,311
CDL Hospitality Trusts	10,064	9,148
City Developments Ltd.	63,300	380,877
Cromwell European Real Estate Investment Trust	6,200	13,645
Frasers Logistics & Commercial Trust	17,400	17,248
Manulife US Real Estate Investment Trust	23,000	13,776
Mapletree Commercial Trust	82,327	106,777
Mapletree Industrial Trust	58,044	104,898
Mapletree Logistics Trust	84,731	101,179
Mapletree North Asia Commercial Trust	135,415	119,504
Suntec Real Estate Investment Trust	98,100	120,048
UOL Group Ltd.	43,180	234,058
		3,035,533

South Africa 1.1%
Fortress REIT Ltd., Class A	113,265	89,779
Growthpoint Properties Ltd.	468,798	431,526
Hyprop Investments Ltd.	64,406	152,046
NEPI Rockcastle S.A.	33,169	208,232
Redefine Properties Ltd.	1,121,740	314,069
Resilient REIT Ltd.	29,531	102,881
Vukile Property Fund Ltd.	138,278	121,539
		1,420,072

Sweden 0.7%
Castellum AB	14,011	272,464
Fabege AB	7,733	99,497
Fastighets AB Balder, B Shares *	9,588	69,378
Hufvudstaden AB, A Shares	1,374	18,864
JM AB	8,225	181,842
Pandox AB *	6,643	91,276
Samhallsbyggnadsbolaget i Norden AB	4,460	12,436
SECURITY	NUMBER OF SHARES	VALUE ($)
Wallenstam AB	8,820	48,535
Wihlborgs Fastigheter AB	10,330	87,498
		881,790

Switzerland 0.8%
Allreal Holding AG	1,099	201,251
Mobimo Holding AG	387	102,214
PSP Swiss Property AG	1,485	176,968
Swiss Prime Site AG	5,685	572,461
		1,052,894

Taiwan 0.4%
Chong Hong Construction Co., Ltd.	27,000	70,149
Farglory Land Development Co. Ltd	37,000	83,407
Highwealth Construction Corp.	119,470	190,802
Huaku Development Co., Ltd	29,000	94,176
Ruentex Development Co., Ltd	46,388	122,570
		561,104

Thailand 0.7%
AP Thailand PCL NVDR	358,361	117,265
Bangkok Land PCL	542,700	16,030
Central Pattana PCL NVDR	138,900	260,450
Land & Houses PCL NVDR	914,411	239,120
LPN Development PCL	122,100	16,694
Quality Houses PCL NVDR	1,122,200	72,756
Sansiri PCL NVDR	2,673,583	88,985
Supalai PCL NVDR	199,882	119,157
		930,457

United Arab Emirates 1.3%
Aldar Properties PJSC	310,445	446,978
Emaar Development PJSC *	113,839	136,872
Emaar Properties PJSC	704,166	1,093,569
		1,677,419

United Kingdom 1.9%
Assura plc	19,590	17,724
Big Yellow Group plc	4,560	77,331
Derwent London plc	3,535	132,445
Grainger plc	31,131	121,215
Great Portland Estates plc	13,941	115,233
Hammerson plc	215,541	74,716
Intu Properties plc *(a)	2,915,975	0
Land Securities Group plc	57,611	556,360
LondonMetric Property plc	4,576	14,765
LSL Property Services plc	3,367	14,001
NewRiver REIT plc	75,151	92,425
Primary Health Properties plc	9,389	17,542
Rightmove plc	16,998	128,715
Safestore Holdings plc	5,833	83,593
Savills plc	13,252	184,191
Segro plc	17,008	237,551
Sirius Real Estate Ltd.	9,643	14,071
The British Land Co., plc	62,936	416,579
The Unite Group plc	6,076	88,541
Tritax Big Box REIT plc	29,521	75,731
Workspace Group plc	7,218	65,117
		2,527,846

United States 48.6%
Acadia Realty Trust	6,135	120,614
Agree Realty Corp.	347	24,141

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alexander & Baldwin, Inc.	10,767	219,647
Alexandria Real Estate Equities, Inc.	3,304	548,299
American Assets Trust, Inc.	3,255	110,996
American Campus Communities, Inc.	9,256	601,640
American Homes 4 Rent, Class A	7,632	282,079
American Tower Corp.	10,869	2,783,877
Americold Realty Trust, Inc.	7,467	206,761
Apartment Income REIT Corp.	9,413	422,267
Apartment Investment & Management Co., Class A *	2,505	15,731
Apple Hospitality REIT, Inc.	32,839	548,740
Ashford Hospitality Trust, Inc. *	1,980	11,167
AvalonBay Communities, Inc.	5,708	1,187,036
Boston Properties, Inc.	10,264	1,141,152
Brandywine Realty Trust	20,997	234,117
Brixmor Property Group, Inc.	27,293	665,403
Broadstone Net Lease, Inc.	895	18,929
Camden Property Trust	3,606	517,425
CareTrust REIT, Inc.	3,738	69,265
CBRE Group, Inc., Class A	20,572	1,704,185
Centerspace	999	82,897
Chatham Lodging Trust *	9,263	118,011
Corporate Office Properties Trust	9,731	268,965
CoStar Group, Inc. *	3,926	239,250
Cousins Properties, Inc.	6,185	213,692
Crown Castle International Corp.	13,652	2,589,102
CubeSmart	6,538	291,137
Cushman & Wakefield plc *	8,436	157,500
DiamondRock Hospitality Co. *	30,805	316,983
Digital Realty Trust, Inc.	8,701	1,214,573
DigitalBridge Group, Inc. *	95,099	572,496
Diversified Healthcare Trust	165,798	376,361
Douglas Emmett, Inc.	10,297	291,096
Duke Realty Corp.	10,104	533,794
Easterly Government Properties, Inc.	3,920	76,950
EastGroup Properties, Inc.	896	144,749
Empire State Realty Trust, Inc., Class A	20,288	162,304
EPR Properties	6,414	328,653
Equinix, Inc.	2,390	1,642,145
Equity Commonwealth *	7,047	192,031
Equity LifeStyle Properties, Inc.	5,084	384,859
Equity Residential	17,991	1,382,249
Essential Properties Realty Trust, Inc.	646	14,780
Essex Property Trust, Inc.	2,471	701,393
Extra Space Storage, Inc.	3,337	594,653
Federal Realty Investment Trust	3,931	451,947
First Industrial Realty Trust, Inc.	3,772	200,482
Four Corners Property Trust, Inc.	770	21,229
Gaming & Leisure Properties, Inc.	10,656	498,914
Getty Realty Corp.	580	16,205
Global Net Lease, Inc.	9,005	130,302
Healthcare Realty Trust, Inc.	8,256	240,002
Healthcare Trust of America, Inc., Class A	11,206	336,740
Healthpeak Properties, Inc.	31,331	930,217
Hersha Hospitality Trust *	11,888	130,530
Highwoods Properties, Inc.	8,537	335,419
Host Hotels & Resorts, Inc.	112,422	2,247,316
Hudson Pacific Properties, Inc.	11,612	231,195
Industrial Logistics Properties Trust	4,139	63,161
Invitation Homes, Inc.	15,168	572,137
Iron Mountain, Inc.	25,703	1,385,392
JBG SMITH Properties	7,564	195,227
Jones Lang LaSalle, Inc. *	5,383	1,062,174
Kennedy-Wilson Holdings, Inc.	9,647	203,166
Kilroy Realty Corp.	5,764	349,875
Kimco Realty Corp.	36,476	862,657
Kite Realty Group Trust	20,622	432,237
Lamar Advertising Co., Class A	5,055	495,137
Life Storage, Inc.	2,510	293,068
SECURITY	NUMBER OF SHARES	VALUE ($)
LTC Properties, Inc.	2,670	103,436
LXP Industrial Trust	15,948	184,359
Marcus & Millichap, Inc.	2,119	88,744
Medical Properties Trust, Inc.	19,498	362,273
Mid-America Apartment Communities, Inc.	4,144	750,064
National Health Investors, Inc.	2,660	157,339
National Retail Properties, Inc.	7,507	332,560
National Storage Affiliates Trust	387	20,298
Newmark Group, Inc., Class A	7,192	79,615
Office Properties Income Trust	8,104	172,696
Omega Healthcare Investors, Inc.	15,754	468,997
Outfront Media, Inc.	16,956	349,802
Paramount Group, Inc.	29,465	266,953
Park Hotels & Resorts, Inc.	44,855	810,081
Pebblebrook Hotel Trust	14,420	324,594
Physicians Realty Trust	10,717	198,800
Piedmont Office Realty Trust, Inc., Class A	17,357	255,842
Preferred Apartment Communities, Inc.	8,552	213,287
Prologis, Inc.	12,267	1,563,797
PS Business Parks, Inc.	873	163,801
Public Storage	4,125	1,363,890
Realogy Holdings Corp. *	42,139	521,681
Realty Income Corp.	18,438	1,257,840
Regency Centers Corp.	7,932	541,042
Retail Opportunity Investments Corp.	7,863	142,084
Rexford Industrial Realty, Inc.	1,670	106,663
RLJ Lodging Trust	35,787	480,619
RPT Realty	10,124	123,209
Ryman Hospitality Properties, Inc. *	3,604	321,801
Sabra Health Care REIT, Inc.	17,731	248,943
SBA Communications Corp.	1,383	465,532
Service Properties Trust	72,395	458,260
Simon Property Group, Inc.	19,869	2,277,981
SITE Centers Corp.	18,666	293,430
SL Green Realty Corp.	9,127	563,775
Spirit Realty Capital, Inc.	5,860	246,061
STAG Industrial, Inc.	4,447	148,085
STORE Capital Corp.	7,834	216,140
Summit Hotel Properties, Inc. *	16,761	146,491
Sun Communities, Inc.	2,625	430,841
Sunstone Hotel Investors, Inc. *	36,014	431,088
Tanger Factory Outlet Centers, Inc.	13,567	237,558
Terreno Realty Corp.	1,218	73,945
The GEO Group, Inc. *	62,934	447,461
The Howard Hughes Corp. *	1,476	124,176
The Macerich Co.	32,963	387,315
The Necessity Retail REIT, Inc.	11,865	94,683
UDR, Inc.	11,162	533,544
Uniti Group, Inc.	31,441	356,541
Urban Edge Properties	10,047	189,386
Ventas, Inc.	40,251	2,283,842
Veris Residential, Inc. *	9,765	157,119
VICI Properties, Inc.	14,219	438,656
Vornado Realty Trust	19,679	687,978
Washington Real Estate Investment Trust	7,217	175,301
Welltower, Inc.	29,470	2,625,482
WP Carey, Inc.	7,316	615,568
Xenia Hotels & Resorts, Inc. *	17,933	329,788
Zillow Group, Inc., Class A *	347	13,866
Zillow Group, Inc., Class C *	1,141	45,526
		63,479,352
Total Common Stocks (Cost $110,617,629)		128,126,169

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.3% OF NET ASSETS

United States 0.3%
iShares Core US REIT ETF	6,376	369,935
Total Investment Companies (Cost $362,095)		369,935
Total Investments in Securities (Cost $110,979,724)		128,496,104

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/17/22	27	1,038,690	3,975
MSCI EAFE Index, expires 06/17/22	5	509,250	(280)
MSCI Emerging Markets Index, expires 06/17/22	10	531,650	3,591
Net Unrealized Appreciation			7,286
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange traded fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$67,945,968	$—	$—	$67,945,968
Australia	—	4,613,878	—	4,613,878
Austria	61,857	163,013	—	224,870
Belgium	—	371,182	—	371,182
China	75,618	12,266,384	1,893,520	14,235,522
France	—	1,656,560	—	1,656,560
Germany	11,767	2,099,387	—	2,111,154
Hong Kong	155,884	10,498,914	—	10,654,798
Japan	89,611	11,207,959	—	11,297,570
Netherlands	—	1,710,516	—	1,710,516
Philippines	—	1,217,036	—	1,217,036
Singapore	13,645	3,021,888	—	3,035,533
South Africa	1,268,026	152,046	—	1,420,072
Sweden	48,535	833,255	—	881,790
Switzerland	—	1,052,894	—	1,052,894
Taiwan	—	561,104	—	561,104
Thailand	—	930,457	—	930,457
United Arab Emirates	—	1,677,419	—	1,677,419
United Kingdom	259,436	2,268,410	0*	2,527,846
Investment Companies[1]	369,935	—	—	369,935
Futures Contracts[2]	7,566	—	—	7,566
Liabilities
Futures Contracts[2]	(280)	—	—	(280)
Total	$70,307,568	$56,302,302	$1,893,520	$128,503,390

*	Level 3 amount shown includes securities determined to have no value at May 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT February 28, 2022	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT May 31, 2022
Common Stock
China	$22,385	$1,244,328	($22,385)	$985,872	$—	$—	($336,680)	$1,893,520
Total	$22,385	$1,244,328	($22,385)	$985,872	—	—	($336,680)	$1,893,520
There were security transfers to Level 3 due to securities being fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees. Additionally, there were security transfers from Level 3 as a result of available quoted market prices in active markets for those securities.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs and investment in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516MAY22